Remuneration of Auditors - Summary of Services from Auditors and its Associates (Parenthetical) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees		€ 19	€ 17	€ 16
Amount paid in relation to each type of non-statutory audit services	[1]	0	0	0
Work on simplification [member]
Disclosure of Auditors Remuneration [Line Items]
Assurance work on simplification		1		1
Review of tea carve out accounts [member]
Disclosure of Auditors Remuneration [Line Items]
Auditor remuneration for audits and reviews of spreads carve out financial statements		6
Review of spreads carve-out accounts [member]
Disclosure of Auditors Remuneration [Line Items]
Auditor remuneration for audits and reviews of spreads carve out financial statements				4
Top of range [member]
Disclosure of Auditors Remuneration [Line Items]
Services supplied to associated pension schemes		1	1	1
Amount paid in relation to each type of non-statutory audit services		1	1	1
KPMG Accountants N.V. [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees		0	1	1
KPMG LLP [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees		€ 6	€ 4	€ 5

[1]	Amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2019: less than €1 million and in aggregate; 2018: less than €1 million).